Share Capital and Share Premium (Details) - USD ($)																											1 Months Ended									12 Months Ended
	Nov. 21, 2025	Oct. 06, 2025	Sep. 30, 2025	Sep. 26, 2025	Sep. 19, 2025	Sep. 08, 2025	Sep. 07, 2025	Sep. 01, 2025	Aug. 18, 2025	Aug. 13, 2025	Aug. 10, 2025	Aug. 03, 2025	Jul. 31, 2025	Jul. 27, 2025	Jul. 25, 2025	Jul. 23, 2025	Jul. 22, 2025	Jul. 19, 2025	Jul. 17, 2025	Jan. 08, 2025	Aug. 26, 2024	Aug. 01, 2024	Apr. 26, 2023	Nov. 01, 2021	Sep. 01, 2021	Apr. 08, 2021	Dec. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Apr. 22, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 12, 2021
Share Capital and Share Premium [Line Items]
Common per share (in Dollars per share)																																								$ 0.0001
Preferred stock of convertible shares																										0.1
Common stock date issue																									6 months	6 months
Exchange price per share (in Dollars per share)																					$ 3
Aggregate amount (in Dollars)																					$ 3,000,000
Preferred shares converted into common stock																					10
Percentage of conversion shares issued																					40.00%
Percentage of additional conversion shares																					30.00%
Shares of common stock																																				45,050
Common stock, par value (in Dollars per share)																																				$ 0.0001
Service Provider [Member]
Share Capital and Share Premium [Line Items]
Common per share (in Dollars per share)																						$ 88.18
Share issued																						1,667
Service Provider [Member] | Top of range [Member]
Share Capital and Share Premium [Line Items]
Reverse stock split																						1:15
Service Provider [Member] | Bottom of range [Member]
Share Capital and Share Premium [Line Items]
Reverse stock split																						1:4
CEO [Member]
Share Capital and Share Premium [Line Items]
Reverse stock split																												1:15		1:15
Common per share (in Dollars per share)			$ 12.75										$ 15.3															$ 12.75		$ 15.3
Share issued			156,863										33,337															156,863		33,337
Off set payable (in Dollars)			$ 2,000,000										$ 510,000															$ 2,000,000		$ 510,000
Employees [Member]
Share Capital and Share Premium [Line Items]
Reverse stock split		1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15	1:15
Common per share (in Dollars per share)		$ 12.79	$ 12.37	$ 12.12	$ 12.67	$ 13.52	$ 13.65	$ 14.55	$ 14.1	$ 14.53	$ 15.23	$ 15.15	$ 15.15	$ 17.1	$ 17.1	$ 16.35	$ 19.35	$ 15.6	$ 16.05									$ 12.37		$ 15.15
Share issued		50,000	50,000	50,000	50,000	50,000	50,000	50,000	50,000	50,000	50,000	33,333	33,333	16,667	16,667	16,667	16,667	16,667	16,667									50,000		33,333
Common Stock [Member]
Share Capital and Share Premium [Line Items]
Reverse stock split	1:15																			1:4			1:10
Share issued																											150,000,000									150,000,000
Preference shares [Member]
Share Capital and Share Premium [Line Items]
Shares authorized																											5,000,000									5,000,000
Common per share (in Dollars per share)																											$ 0.0001									$ 0.0001
Share issued																											1,494,000									1,494,000		2,187,500	1,470,000
Series E Stock [Member]
Share Capital and Share Premium [Line Items]
Common per share (in Dollars per share)																					$ 3
Share issued																					1,000,000
Percentage of conversion shares issued																					30.00%
Series F Convertible Preferred Stock [Member]
Share Capital and Share Premium [Line Items]
Common per share (in Dollars per share)																																					$ 20
Share issued																																					69,000
Percentage of conversion shares issued																																					20.00%
New Series [Member]
Share Capital and Share Premium [Line Items]
Share issued																																					11,550
Preferred E Shares [Member]
Share Capital and Share Premium [Line Items]
Reverse stock split																																1:15	1:15	1:15
Common per share (in Dollars per share)																																$ 18	$ 18	$ 18	$ 18
Share issued																																119,583	119,583
Cancellation of shares																																		47,083	47,083
Preferred E Shares [Member] | Bottom of range [Member]
Share Capital and Share Premium [Line Items]
Reverse stock split																																			1:4
Preferred F Shares [Member]
Share Capital and Share Premium [Line Items]
Reverse stock split																											1:15	1:15	1:15		1:15
Common per share (in Dollars per share)			$ 3																								$ 3	$ 3	$ 3		$ 3					$ 3
Shares of common stock																											300,000	300,000	300,000		300,000
Series A Convertible Preferred Stock [Member]
Share Capital and Share Premium [Line Items]
Common per share (in Dollars per share)																										$ 1
Share issued																										1,500,000
Subscription proceeds (in Dollars)																										$ 1,500,000
Series C Convertible Preferred Stock [Member]
Share Capital and Share Premium [Line Items]
Share issued																									150,000
Subscription proceeds (in Dollars)																									$ 1,500,000
Preferred stock, par value (in Dollars per share)																									$ 10
Series C Convertible Preferred Stock [Member] | Top of range [Member]
Share Capital and Share Premium [Line Items]
Preferred stock of convertible shares																									1
Series C Convertible Preferred Stock [Member] | Bottom of range [Member]
Share Capital and Share Premium [Line Items]
Preferred stock of convertible shares																									0.5
Series D Convertible Preferred Stock [Member]
Share Capital and Share Premium [Line Items]
Preferred stock, par value (in Dollars per share)																								$ 0.0001
Preferred stock share issued																								100,000
Total gross proceeds																								3,900,000
Series D Convertible Preferred Stock [Member] | Top of range [Member]
Share Capital and Share Premium [Line Items]
Preferred stock of convertible shares																								1.3
Series D Convertible Preferred Stock [Member] | Bottom of range [Member]
Share Capital and Share Premium [Line Items]
Preferred stock of convertible shares																								1
Series D Convertible Preferred Stock [Member] | Common Stock [Member]
Share Capital and Share Premium [Line Items]
Preferred stock, par value (in Dollars per share)																								$ 0.0001